THE DRESHER FAMILY OF FUNDS

                           The Dresher Classic Retirement Fund

                                          &

                          The Dresher Comprehensive Growth Fund

                                      ANNUAL REPORT

                                   December 31, 1999

                     MANAGEMENT DISCUSSION OF PERFORMANCE

                                    General
                                    -------

To the surprise of many, the year continued much the same as the previous year. Growth stocks soared, while virtually everything else floundered. We continue to be long-term investors unwilling to chase the hot sector. We are confident our strategy will bring long-term benefits to our shareholders.

                      The Dresher Classic Retirement Fund
                      -----------------------------------

The Dresher Classic Retirement Fund is a moderate-growth fund, which seeks moderate capital appreciation and significant income. Under normal market conditions, the Fund will invest no more than 65% of its assets (at the time of investment) in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock.

                     The Dresher Comprehensive Growth Fund
                     -------------------------------------

The Dresher Comprehensive Growth Fund is a no-load, aggressive-growth fund which seeks capital appreciation without regard to current income. Under normal market conditions, it will invest at least 75% of its assets in mutual funds that invest primarily in common stock or securities convertible or exchangeable for common stock.

                                  PORTFOLIO OF INVESTMENTS
                             THE DRESHER CLASSIC RETIREMENT FUND
                                     DECEMBER 31, 1999




                                                                     PERCENTAGE
FUND                                         SHARES     FAIR VALUE    OF TOTAL
-------------------------------------      ---------   ------------  ----------

Marsico Growth and Income Fund               143,998   $  3,147,800     27.2%
Price Blue Chip Growth Fund                   65,585      2,383,344     20.6%
Janus Worldwide Fund                          23,470      1,793,834     15.5%
Selected American Shares                      29,877      1,069,589      9.3%
ProFunds Money Market                      1,002,396      1,002,396      8.7%
Warburg Pincus Growth and Income Fund         51,342        749,587      6.5%
                                           _________   ____________     _____

Total Investments (cost $7,436,184)                      10,146,550     87.8%
Other Assets and Liabilities                              1,409,659     12.2%
                                                       ____________    ______

Net Assets                                             $ 11,556,209    100.0%
                                                       ============    ======

            -------------------------------------------------------
                     GROWTH OF $10,000 INVESTED ON 10/01/97
                 (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
            -------------------------------------------------------

                          The Dresher Classic           Lipper Balanced
                            Retirement Fund               Fund Index
----------------------------------------------------------------------
  OCT '97                     $10,000                       $10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '97                      $9,980                       $10,145
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '98                     $10,768                       $11,676
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '99                     $13,645                       $12,727
----------------------------------------------------------------------


            Past Performance is Not Predictive of Future Performance

   The accompanying notes are an integral part of these financial statements.

                                  PORTFOLIO OF INVESTMENTS
                             THE DRESHER COMPREHENSIVE GROWTH FUND
                                     DECEMBER 31, 1999


                                                                     PERCENTAGE
FUND                                         SHARES     FAIR VALUE    OF TOTAL
----------------------------------         ---------    ----------   ----------

Harbor Capital Appreciation Fund              47,278    $2,394,656      18.6%
Marsico Focus Fund                            93,809     2,199,809      17.1%
Invesco Strategic Technology Fund             25,428     2,054,352      15.9%
ProFunds Money Market                      1,202,876     1,202,876       9.3%
Baron Asset Fund                              16,158       949,589       7.4%
Stein Roe Large Company Focus Fund            63,983       868,885       6.7%
Torray Fund                                   14,921       661,131       5.1%
L. Roy Papp Stock Fund                        14,817       625,276       4.8%
Weitz Series Value Fund                       15,510       513,092       4.0%
                                           _________    __________      _____

Total Investments (cost $7,916,962)                     11,469,666      88.9%
Other Assets and Liabilities                             1,428,583      11.1%
                                                        __________      _____

Net Assets                                             $12,898,249     100.0%
                                                       ===========     ======


            -------------------------------------------------------
                     GROWTH OF $10,000 INVESTED ON 10/01/97
                 (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
            -------------------------------------------------------

                          The Dresher Comprehensive     Lipper Growth
                                Growth Fund               Fund Index
----------------------------------------------------------------------
  OCT '97                     $10,000                       $10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '97                     $10,031                        $9,885
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '98                     $11,004                       $12,421
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '99                     $14,981                       $16,745
----------------------------------------------------------------------


            Past Performance is Not Predictive of Future Performance

   The accompanying notes are an integral part of these financial statements.

                                  THE DRESHER FAMILY OF FUNDS
                             STATEMENT OF ASSETS AND LIABILITIES
                                     DECEMBER 31, 1999

                                             CLASSIC           COMPREHENSIVE
                                          RETIREMENT FUND       GROWTH FUND
                                          ---------------      -------------
ASSETS

   Investments In Securities:
      At Acquisition Cost                  $  7,436,184         $  7,916,962
                                           ============         ============
   At Value (Note 1)                       $ 10,146,550         $ 11,469,666
   Cash, at Custodian Bank                    1,409,208            1,427,994
   Interest and Dividends Receivable              2,863                3,241
                                           ____________         ____________

   TOTAL ASSETS                              11,558,621           12,900,901

LIABILITIES

   Payable to Advisor (Note 3)                    2,412                2,652
                                           ____________         ____________

     TOTAL LIABILITIES                            2,412                2,652
                                           ____________         ____________

NET ASSETS                                 $ 11,556,209         $ 12,898,249
                                           ============         ============

NET ASSETS consist of:
   Capital Shares                          $  8,900,037         $  9,356,942
   Accumulated Net Realized Loss
      on Investments                            (54,194)             (11,397)
   Net Unrealized Appreciation on
      Investments                             2,710,366            3,552,704
                                           _____________        _____________

NET ASSETS                                 $ 11,556,209         $ 12,898,249
                                           ============         ============
SHARES OUTSTANDING (Unlimited Number
   of Shares Authorized, No Par Value)          353,931              366,471
                                           ============         ============
NET ASSET VALUE PER SHARE                         32.65                35.20
                                           ============         ============

   The accompanying notes are an integral part of these financial statements.

                                  THE DRESHER FAMILY OF FUNDS
                                    STATEMENT OF OPERATIONS
                             FOR THE YEAR ENDED DECEMBER 31, 1999

                                                CLASSIC        COMPREHENSIVE
                                            RETIREMENT FUND     GROWTH FUND
                                            ---------------    -------------

INVESTMENT INCOME
   Interest Income                            $     94,167      $     78,551
   Dividend Income From Underlying Funds*           27,036            12,775
                                              _____________     _____________

   Total Investment Income                         121,203            91,326
                                              _____________     _____________

EXPENSES
   Management Fees (Note 3)                        126,945           133,862
   12b-1 Fees (Note 3)                              26,442            27,884
                                              _____________     _____________
   Total Expenses Before Waiver By Advisor         153,387           161,746

                                              _____________     _____________

   Fees Waived By Advisor (Note 3)                 (26,442)          (27,884)
                                              _____________     _____________

   Total Expenses After Fees Waived by Advisor     126,945           133,862
                                              _____________     _____________

NET INVESTMENT INCOME (LOSS)                        (5,742)          (42,536)
                                              _____________     _____________

REALIZED and UNREALIZED GAIN
   ON INVESTMENTS
   Capital Gain Distributions Received
      From Underlying Funds                        273,736           382,401
   Realized Loss on Sale of Underlying Funds      (163,737)         (108,647)
   Change in Net Unrealized Appreciation
      of Underlying Funds                        2,337,987         3,202,174
                                              _____________     _____________
   Net Realized and Unrealized Gain
   on Investments                                2,447,986         3,475,928
                                              _____________     _____________
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                  $  2,442,244      $  3,433,392
                                              =============     =============

*Net of foreign taxes withheld as follows:    $        720      $          0


   The accompanying notes are an integral part of these financial statements.

                          THE DRESHER FAMILY OF FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS


                                        CLASSIC              COMPREHENSIVE
                                    RETIREMENT FUND           GROWTH FUND
                                 ---------------------    --------------------
                                   For the    For the     For the     For the
                                    Year       Year        Year        Year
                                    Ended      Ended       Ended       Ended
                                  December    December    December    December
                                   31,1999    31,1998     31,1999     31,1998
                                 __________  _________   _________   _________

OPERATIONS

Net Investment Income (Loss)    $   (5,742)$    41,388 $   (42,536) $  (29,883)
Net Realized Loss from
   Security Transactions          (163,737)   (189,471)   (108,647)   (114,929)
Capital Gain Distributions from
   Underlying Funds                273,736     129,536     382,401     259,128
Change in Net Unrealized
   Appreciation in
   Underlying Funds              2,337,987     561,578   3,202,174     457,114
                                 __________  __________  ___________  _________
Increase In Net
   Assets from Operations        2,442,244     543,031   3,433,392     571,430

                                 __________  ___________  ___________  ________

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from Net
   Investment Income                     -     (41,310)          -           -
Dividends from Net
   Realized Gains                 (104,259)          -    (285,150)   (144,200)
                                 __________  __________  __________  __________

Decrease in Net Assets due to
   Distributions                  (104,259)    (41,310)   (285,150)   (144,200)
                                 __________  __________  __________  __________


CAPITAL SHARE TRANSACTIONS

Proceeds from Shares Sold        3,853,401   5,723,418   3,500,836   7,081,374
Reinvestment of Distributions      208,069     115,110     394,325     213,618
Cost of Shares Redeemed         (4,574,262) (1,274,239) (4,578,691)   (880,213)
                               ____________ ___________ ___________ ___________
Increase (Decrease) In Net
 Assets due to Share
 Transactions                     (512,792)  4,564,289    (683,530)  6,414,779
                               ____________ ___________ ___________ ___________

Increase In Net Assets           1,825,193   5,066,010   2,464,712   6,842,009

Net Assets - Beginning of
  Year                           9,731,016   4,665,006  10,433,537   3,591,528
                               ____________ __________ ____________ ___________

Net Assets - End of Year       $11,556,209 $ 9,731,016 $12,898,249 $10,433,537
                               =========== =========== =========== ============

OTHER INFORMATION

Shares:
Sold                               140,689     248,737     122,714     285,349
Issued In Reinvestment of
   Distributions                     6,876       5,273      11,813      10,162
Redeemed                          (167,890)    (72,489)   (162,595)    (47,950)
                               ____________ ___________ ___________ ___________

Net Increase (Decrease)            (20,325)    181,521     (28,068)    247,561
                               ============ =========== =========== ===========


The accompanying notes are an integral part of these financial statements.

                        THE DRESHER FAMILY OF FUNDS
                           FINANCIAL HIGHLIGHTS

 Per share information for a share outstanding throughout the period.


                                         CLASSIC
                                    RETIREMENT FUND
                       -------------------------------------------
                                                     For the
                                                   Period from
                                                    October 1,
                                                   1997 (Date of
                                                   Commencement
                                                   of Investment
                        Year Ended   Year Ended     Operations)
                         December     December      to December
                        31, 1999     31, 1998        31, 1997
                        __________   __________    _____________

Net Asset Value,
  Beginning of Period    $   26.00   $   24.20       $   25.23
                        __________  __________      __________
Investment Operations
  Net Investment Income
  (Loss)                    (0.02)      (0.05)           0.34
Net Realized and
  Unrealized Gain
  on Investments             6.97        1.96           (0.40)
                        __________  __________      __________
Total from Investment
  Operations                 6.95        1.91           (0.06)
                        __________  __________      __________
Distributions
 Dividends from Net
   Investment Income            -       (0.11)          (0.34)
 Distributions from
   Net Realized Gains       (0.30)          -           (0.63)
                       __________    __________     __________

Total from Distributions    (0.30)      (0.11)          (0.97)
                       __________    __________     __________

Net Asset Value, End
   of Period            $   32.65   $   26.00       $   24.20
                        ==========  ==========      ==========

Total Return                26.73%       7.89%          (0.20%)
Ratio of Net Expenses
   to Average Net Assets     1.20%       1.20%           1.20% (a)
Ratio of Expenses
   Before Waiver to
   Average Net Assets        1.45%       1.45%           1.45% (a)
Ratio of Net
   Investment Income
   to Average Net
   Assets                   (0.05%)     58.00%           5.36% (a)
Portfolio Turnover
   Rate                     54.02%      96.94%           6.77%

Net Assets, End of
   Period (000's)         $ 11,556  $    9,731       $   4,665

(a) Annualized

The accompanying notes are an integral part of these financial statements.

                        THE DRESHER FAMILY OF FUNDS
                           FINANCIAL HIGHLIGHTS

 Per share information for a share outstanding throughout the period.


                                     COMPREHENSIVE
                                      GROWTH FUND
                      -------------------------------------------
                                                     For the
                                                   Period from
                                                    October 1,
                                                   1997 (Date of
                                                    Commencement
                                                   of Investment
                       Year Ended   Year Ended      Operations)
                        December     December      to December
                       31, 1999     31, 1998        31, 1997
                       __________   __________     ____________

Net Asset Value,
   Beginning of Period   $   26.44   $   24.44      $   25.14
                        __________  __________     __________
Investment Operations
   Net Investment Income
  (Loss)                    (0.12)      (0.08)          0.33
Net Realized and
   Unrealized Gain
   on Investments            9.68        2.45          (0.27)
                        __________  __________     __________
Total from Investment
   Operations                9.56        2.37           0.06
                        __________  __________     __________
Distributions
 Dividends from Net
   Investment Income            -           -          (0.33)
 Distributions from
   Net Realized Gains       (0.80)      (0.37)         (0.43)
                        __________  __________     __________

Total from Distributions    (0.80)      (0.37)         (0.76)
                        __________  __________     __________

Net Asset Value, End
   of Period            $   35.20   $   26.44      $   24.44
                        ==========  ==========     ==========

Total Return                36.16%       9.70%          0.28%
   Ratio of Net Expenses
   to Average Net Assets     1.20%       1.20%          1.20% (a)
Ratio of Expenses
   Before Waiver to
   Average Net Assets        1.45%       1.45%          1.45% (a)
Ratio of Net
   Investment Income
   to Average Net
   Assets                   (0.38%)     (0.43%)         5.12% (a)
Portfolio Turnover
   Rate                     59.86%      48.23%         22.39%

Net Assets, End of
   Period (000's)         $ 12,898  $   10,434      $   3,592

(a) Annualized

                           THE DRESHER FAMILY OF FUNDS

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1999

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Dresher Family of Funds ("The Trust") was organized as a Delaware business trust. The Trust is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust currently consists of two Funds: The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund. The Trust is a diversified management investment company for purposes of the 1940 Act because its assets are represented by securities of other investment companies or cash equivalents. The Trust was organized on March 26, 1997 and had no investment operations prior to October 1, 1997 other than those relating to organizational matters including raising initial capital.

The following significant accounting policies conform to generally accepted accounting policies for regulated investment companies.

Valuation of securities: All portfolio securities are valued as of the close of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Shares of underlying open-end management investment companies ("mutual funds") are valued at their respective net asset values as determined under the 1940 Act.

Federal income taxes: It is each Funds' intention to qua1ify as a regulated investment company and distribute all of its taxable income. Therefore, no provision for federal income taxes has been made.

Investment income: Distributions from net investment income and net realized gains from underlying mutual funds are recorded on an ex-dividend date basis. Interest income is recognized on an accrual basis.

Distributions to shareholders: All distributions to shareholders arising from each Fund's taxable income are distributed at least once per year and are recorded on an ex-dividend date basis.

Security transactions: Portfolio security transactions are recorded on a trade date basis. Securities sold are valued on a specific identification basis.

Use of estimates: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                           THE DRESHER FAMILY OF FUNDS

                                DECEMBER 31, 1999

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of underlying mutual funds were $4,424,916 and $5,815,948, respectively for The Dresher Classic Retirement Fund and $5,487,554 and $6,768,340, respectively for The Dresher Comprehensive Growth Fund.

At December 31, 1999, the cost for federal income tax purposes for The Dresher Classic Retirement Fund was $7,436,184 and for The Dresher Comprehensive Growth Fund was $7,916,962.

At December 31, 1999, the total unrealized appreciation and total unrealized depreciation was $2,857,088 and $146,722, respectively for The Dresher Classic Retirement Fund and $3,552,704 and $0, respectively for The Dresher Comprehensive Growth Fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Each Funds' investments are managed by National Financial Advisors, Inc. (the "Advisor"), pursuant to the terms of an investment advisory agreement. Under the agreement the Advisor is entitled to receive a management fee payable monthly based on each Funds' average daily net assets at the rate of 1.20% per annum. The Advisor has contractually obligated itself to reduce its management fee to keep total operating expenses for each Fund at no greater than 1.20%, excluding extraordinary expenses until at least December 31, 2000. Unlike most mutual funds the management fee paid to the Advisor includes transfer agency, pricing, custody, auditing, legal, taxes, interest, expenses of non-interested Trustees and general administrative and other operating expenses of each Fund. For the period January 1, 1999 to December 31, 1999, the Advisor was due $153,387 and $161,746 and waived $26,442 and $27,884 from The Dresher Classic Retirement and The Dresher Comprehensive Growth Funds, respectively.

Administrative, Accounting and Transfer Agency Agreement

Pursuant to an administrative, accounting and transfer agency agreement between each Fund, the Advisor and National Shareholder Services, Inc. ("NSS"), the Advisor shall pay NSS out of its management fee a monthly fee for serving as each Funds' administrative agent, accounting and pricing agent and transfer agent, dividend disbursing agent, shareholder service agent, plan agent and shareholder purchase and redemption agent. NSS is an affiliate of the Advisor.

                           THE DRESHER FAMILY OF FUNDS

                                DECEMBER 31, 1999

NOTE 3 - TRANSACTIONS WITH AFFILIATES (continued)

Distribution Plan

Pursuant to a distribution agreement ("12b-1 plan") between each Fund and NFA Brokerage, Inc., an affiliate of the Advisor and NSS, NFA Brokerage, Inc. serves as the exclusive agent for distribution of shares of each Fund. NFA Brokerage, Inc. is entitled to receive a fee from each Fund payable monthly at the rate of 0.25% of the average daily net assets per annum. For the year ended December 31, 1999, NFA Brokerage, Inc. received $26,442 and $27,884 from The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund, respectively. These amounts represented 0.25% on an annual basis for each Fund.

Certain trustees and officers of the Trust are also directors and officers of the Advisor, NSS and NFA Brokerage, Inc.

NOTE 4 - LOSS CARRYFORWARD

In accordance with current federal income tax law, each of the Funds' net realized capital gains and losses are considered separately for purposes of determining taxable capital gains on an annual basis. At December 31, 1999 The Classic Retirement Fund and The Comprehensive Growth Fund had net capital loss carryforwards for federal income tax purposes of $54,194 and $11,397 respectively, which are available for offsets against future taxable capital gains, and expire in 2006 and 2007, respectively. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.

                         INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Trustees of The Dresher Family of Funds -

              The Dresher Classic Retirement Fund

              The Dresher Comprehensive Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, for The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund as of December 31, 1999 and the related statement of operations for the year then ended, the statement of changes in net assets for the two years then ended, and the financial highlights for the years then ended and the period from October 1, 1997 (date of commencement of investment operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund as of December 31, 1999, and the results of their operations for the year then ended, the changes in their net assets for the two years then ended and financial highlights for the two years then ended and the period from October 1, 1997 (date of commencement of investment operations) to December 31, 1997 in conformity with generally accepted accounting principles.


Abington, Pennsylvania                             Sanville & Company
February 10, 2000                                  Certified Public Accountants

                               SERVICING AGENTS

INVESTMENT ADVISOR:

National Financial Advisors, Inc.
Twining Office Center
715 Twining Road, Suite 202
Dresher, PA 19025


ADMINISTRATOR AND TRANSFER AGENT:

National Shareholder Services, Inc.
Twining Office Center
715 Twining Road, Suite 202
Dresher, PA 19025


CUSTODIAN:

Firstrust Savings Bank
1931 Cottman Avenue
Philadelphia, Pennsylvania 19111


BROKER-DEALER/DISTRIBUTOR:

NFA Brokerage Services, Inc.
Twining Office Center
715 Twining Road, Suite 218
Dresher, PA 19025


INDEPENDENT ACCOUNTANTS:

Sanville & Company
1514 Old York Road
Abington, Pennsylvania 19001


LEGAL COUNSEL:

Robert Patrylak, Esq.
30 W. Lodges Lane
Bala Cynwyd, Pennsylvania 19004